EMPLOYEE BENEFIT PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EMPLOYEE BENEFIT PLAN
Schedule of components of net periodic benefit costs

Components of net periodic benefit costs, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Particulars	2022	2021	2022	2021
Current service cost	2	15	23	36
Interest cost	2	7	8	12
Net actuarial gain recognized in the period	(12)	(68)	(15)	(71)
(Income)/Expenses recognized in the condensed consolidated statement of operations	(8)	(46)	16	(23)

Particulars	Year ended December 31,
	2021	2020
Current service cost	$90	$83
Interest cost	25	20
Net actuarial gain recognized in the period	(46)	(12)
Expenses recognized in the consolidated statement of operations	$69	$91

Schedule of components of actuarial loss / (gain) on retirement benefits

The components of actuarial gain on retirement benefits are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Particulars	2022	2021	2022	2021
Actuarial gain for the period obligation	12	68	15	71
Actuarial (gain)/loss for the period plan assets	—	—	—	—
Total actuarial gain on obligation	12	68	15	71

Particulars	Year ended December 31,
	2021	2020
Actuarial (gain) / loss on arising from change in financial assumption	$(34)	$30
Actuarial gain on arising from experience adjustment	(12)	(42)
Total Actuarial gain on obligation	$(46)	$(12)